Portfolio of Investments (unaudited)
As of June 30, 2024
abrdn World Healthcare Fund

	Shares or Principal Amount	Value
NON-CONVERTIBLE NOTES—16.4%
GERMANY—0.8%
EMD Finance LLC, 3.25%, 03/19/2025(a)	$ 4,000,000	$ 3,934,813
REPUBLIC OF IRELAND(a)—0.0%
Endo Design LLC, 5.87%, 10/15/2024	789,000	–
Endo Design LLC, 9.50%, 07/31/2027	516,000	–
		–
UNITED KINGDOM—1.2%
AstraZeneca PLC, 3.38%, 11/16/2025	5,000,000	4,876,894
GlaxoSmithKline Capital PLC, 3.38%, 06/01/2029	1,000,000	936,076
		5,812,970
UNITED STATES—14.4%
Abbott Laboratories, 4.75%, 11/30/2036	5,652,000	5,487,027
AbbVie, Inc., 4.45%, 05/14/2046	1,705,000	1,479,936
AbbVie, Inc., 4.50%, 05/14/2035	3,200,000	3,018,429
Amgen, Inc., 2.00%, 01/15/2032	1,555,000	1,252,240
Baxalta, Inc., 4.00%, 06/23/2025	831,000	818,864
Becton Dickinson & Co., 3.73%, 12/15/2024	328,000	325,126
Bristol-Myers Squibb Co., 3.40%, 07/26/2029	1,400,000	1,304,571
Cigna Group, 2.38%, 03/15/2031	3,200,000	2,684,605
CVS Health Corp., 1.88%, 02/28/2031	2,448,000	1,964,221
DH Europe Finance II SARL, 3.25%, 11/15/2039	985,000	778,706
Elevance Health, Inc., 2.55%, 03/15/2031	3,200,000	2,728,009
HCA, Inc., 5.25%, 04/15/2025	600,000	597,174
HCA, Inc., 5.38%, 02/01/2025	1,250,000	1,245,775
IQVIA, Inc., 5.00%, 05/15/2027(a)	710,000	692,750
Johnson & Johnson, 2.45%, 03/01/2026	4,300,000	4,129,463
Johnson & Johnson, 2.90%, 01/15/2028	1,400,000	1,323,164
Johnson & Johnson, 3.70%, 03/01/2046	5,470,000	4,398,880
Laboratory Corp. of America Holdings, 3.60%, 02/01/2025	1,400,000	1,382,320
Mallinckrodt CB LLC, 10.00%, 06/15/2029(a)	997,897	–
Medtronic, Inc., 4.38%, 03/15/2035	1,675,000	1,577,734
Merck & Co., Inc., 2.75%, 02/10/2025	1,463,000	1,439,213
Par Pharmaceutical, Inc., 7.50%, 04/01/2027(a),(b),(c)	193,000	–
Pfizer, Inc., 3.45%, 03/15/2029	5,300,000	5,013,589
Pfizer, Inc., 4.00%, 12/15/2036	1,800,000	1,615,364
Roche Holdings, Inc., 2.08%, 12/13/2031(a)	3,600,000	2,938,362
Sanofi SA, 3.63%, 06/19/2028	2,600,000	2,489,690
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/2026	1,500,000	1,438,536
Thermo Fisher Scientific, Inc., 5.40%, 08/10/2043	3,500,000	3,496,678
UnitedHealth Group, Inc., 3.88%, 12/15/2028	2,560,000	2,452,725
UnitedHealth Group, Inc., 4.20%, 05/15/2032	6,060,000	5,703,104
Zimmer Biomet Holdings, Inc., 4.25%, 08/15/2035	5,000,000	4,357,148
		68,133,403
Total Non-Convertible Notes		77,881,186
	Shares or Principal Amount	Value
CONVERTIBLE PREFERRED STOCKS(e)—2.8%
FRANCE(d),(f)—1.8%
Amolyt Pharma SAS Series C	981,328	$ 7,694,873
Flamingo Therapeutics, Inc. Series A3	136,337	892,122
		8,586,995
IRELAND—0.1%
Priothera Co. Ltd. Series A, 6.00%(d),(f)	194,134	363,839
UNITED STATES—0.9%
Endeavor Group Holdings, Inc. Series B, 8.00%(d),(f)	424,079	2,766,946
Endeavor Group Holdings, Inc. Series C	78,308	510,928
Engrail Therapeutics, Inc. Series B (d),(f)	897,073	950,000
IO Light Holdings, Inc. Series A2 (d),(f)	101,839	10
		4,227,884
Total Convertible Preferred Stocks		13,178,718
COMMON STOCKS—101.1%
CANADA—0.0%
Fusion Pharmaceuticals, Inc.(e)	3,689	5,091
CHINA(e)—0.5%
BeiGene Ltd., ADR	16,230	2,315,534
I-Mab, ADR	38,848	64,876
		2,380,410
DENMARK—7.3%
Novo Nordisk AS, ADR	241,114	34,416,613
FRANCE(e)—0.4%
Abivax SA	37,000	462,822
Abivax SA, ADR	118,206	1,562,683
		2,025,505
GERMANY—1.0%
Bayer AG	173,684	4,895,808
ISRAEL—0.8%
Teva Pharmaceutical Industries Ltd., ADR(e),(g)	241,332	3,921,645
JAPAN—1.6%
Astellas Pharma, Inc.	44,419	438,226
Daiichi Sankyo Co. Ltd.	54,075	1,879,307
Eisai Co. Ltd.	6,830	281,148
Hoya Corp.	9,682	1,132,207
M3, Inc.	7,436	71,148
Olympus Corp.	28,940	467,159
Ono Pharmaceutical Co. Ltd.	11,330	154,805
Otsuka Holdings Co. Ltd.	20,808	879,070
Shionogi & Co. Ltd.	7,707	300,176
Takeda Pharmaceutical Co. Ltd.	9,600	249,007
Takeda Pharmaceutical Co. Ltd., ADR	105,073	1,359,645
Terumo Corp.	34,576	573,450
		7,785,348
NETHERLANDS(e)—2.4%
Argenx SE, ADR(g)	15,548	6,686,262
Koninklijke Philips NV	118,686	2,990,887
Newamsterdam Pharma Co. NV	76,000	1,459,960
		11,137,109
SWITZERLAND—1.6%
Lonza Group AG(e)	8,006	4,358,505

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of June 30, 2024
abrdn World Healthcare Fund

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Oculis Holding AG(e)	238,879	$ 2,854,604
Sandoz Group AG, ADR	7,614	275,627
		7,488,736
UNITED KINGDOM—5.8%
AstraZeneca PLC, ADR	297,885	23,232,051
Smith & Nephew PLC, ADR	181,710	4,502,774
		27,734,825
UNITED STATES—79.7%
Abbott Laboratories	121,499	12,624,961
AbbVie, Inc.	101,827	17,465,367
Acadia Healthcare Co., Inc.(e)	19,185	1,295,755
Amgen, Inc.(g)	35,387	11,056,668
Ardelyx, Inc.(e),(g)	409,796	3,036,588
Avantor, Inc.(e)	176,900	3,750,280
Baxter International, Inc.	61,426	2,054,700
Becton Dickinson & Co.(g)	6,521	1,524,023
Biogen, Inc.(e),(g)	26,904	6,236,885
Boston Scientific Corp.(e),(g)	70,494	5,428,743
Bristol-Myers Squibb Co.	71,588	2,973,050
Charles River Laboratories International, Inc.(e),(g)	20,835	4,304,094
Community Health Systems, Inc.(e)	8,700	29,232
Community Healthcare Trust, Inc., REIT	14,900	348,511
CSL Ltd.	30,845	6,048,617
Danaher Corp.(g)	47,032	11,750,945
Dexcom, Inc.(e),(g)	35,497	4,024,650
Diversified Healthcare Trust, REIT	63,841	194,715
Edwards Lifesciences Corp.(e)	41,996	3,879,171
Elevance Health, Inc.(g)	22,273	12,068,848
Eli Lilly & Co.	33,789	30,591,885
Endo, Inc.(e)	2,605	71,637
Galera Therapeutics, Inc.(e)	161,709	22,122
Gilead Sciences, Inc.(g)	112,733	7,734,611
Global Medical REIT, Inc., REIT	143,229	1,300,519
GRAIL, Inc.(e)	6,739	103,581
Guardant Health, Inc.(e)	54,629	1,577,686
HCA Healthcare, Inc.(g)	20,182	6,484,073
Healthcare Realty Trust, Inc., REIT	149,567	2,464,864
Healthpeak Properties, Inc., REIT	279,943	5,486,883
IDEXX Laboratories, Inc.(e),(g)	8,404	4,094,429
Illumina, Inc.(e)	40,435	4,220,605
Insulet Corp.(e),(g)	12,241	2,470,234
Intuitive Surgical, Inc.(e)	26,613	11,838,793
IQVIA Holdings, Inc.(e),(g)	13,311	2,814,478
Johnson & Johnson	140,339	20,511,948
LivaNova PLC(e)	52,927	2,901,458
LTC Properties, Inc., REIT	46,903	1,618,153
McKesson Corp.	8,401	4,906,520
Shares or Principal Amount		Value

Medical Properties Trust, Inc., REIT	145,186	$ 625,752
Medtronic PLC(g)	84,082	6,618,094
Merck & Co., Inc.(g)	160,427	19,860,863
Molina Healthcare, Inc.(e),(g)	8,389	2,494,050
National Health Investors, Inc., REIT	4,442	300,857
Omega Healthcare Investors, Inc., REIT	71,075	2,434,319
Perrigo Co. PLC	15,882	407,850
Pfizer, Inc.	290,675	8,133,086
R1 RCM, Inc.(e)	61,946	778,042
Regeneron Pharmaceuticals, Inc.(e)	9,431	9,912,264
ResMed, Inc.(g)	15,396	2,947,102
Roche Holding AG, ADR	503,857	17,468,722
Sabra Health Care REIT, Inc., REIT	90,781	1,398,027
Sanofi SA, ADR(g)	359,433	17,439,689
Stryker Corp.(g)	25,603	8,711,421
Thermo Fisher Scientific, Inc.	13,598	7,519,694
UnitedHealth Group, Inc.(g)	62,645	31,902,593
Universal Health Realty Income Trust, REIT	8,183	320,283
Ventas, Inc., REIT	66,681	3,418,068
Veradigm, Inc.(e)	90,363	858,448
Welltower, Inc., REIT	27,284	2,844,357
West Pharmaceutical Services, Inc.	3,370	1,110,044
Zimmer Biomet Holdings, Inc.	23,986	2,603,201
Zoetis, Inc.(g)	41,088	7,123,016
		378,540,124
Total Common Stocks		480,331,214
SHORT-TERM INVESTMENT—3.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.25%(h)	18,515,545	18,515,545
Total Short-Term Investment		18,515,545
Total Investments 124.2% (Cost $577,025,728)		589,906,663
Liabilities in Excess of Other Assets (24.2%)		(114,894,076)
Net Assets 100.0%		$ $475,012,587

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Security is in default.
(c)	Variable or Floating Rate security. Rate disclosed is as of June 30, 2024.
(d)	Level 3 security. See Note 1(a) of the accompanying Notes to Portfolio of Investments.
(e)	Non-income producing security.
(f)	Restricted security.
(g)	A portion of security is pledged as collateral for call options written.
(h)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of June 30, 2024.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes  to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of June 30, 2024
abrdn World Healthcare Fund

At June 30, 2024, the Fund held the following forward foreign currency contracts:

Sale Contracts Settlement Date	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Australian Dollar
07/31/2024	Goldman Sachs & Co.	USD	3,052,589	AUD	4,572,304	$3,052,587	$2
United States Dollar/British Pound
07/31/2024	Goldman Sachs & Co.	USD	15,011,411	GBP	11,829,575	14,956,305	55,106
United States Dollar/Danish Krone
07/31/2024	Goldman Sachs & Co.	USD	17,463,796	DKK	121,150,489	17,425,729	38,067
United States Dollar/Euro
07/31/2024	Goldman Sachs & Co.	USD	22,000,111	EUR	20,467,143	21,949,205	50,906
United States Dollar/Israeli Shekel
07/31/2024	Goldman Sachs & Co.	USD	1,198,427	ILS	4,457,647	1,181,549	16,878
United States Dollar/Japanese Yen
07/31/2024	Goldman Sachs & Co.	USD	3,298,337	JPY	523,322,125	3,267,037	31,300
United States Dollar/Swiss Franc
07/31/2024	Goldman Sachs & Co.	USD	15,602,264	CHF	13,872,816	15,494,713	107,551
						$77,327,125	$299,810

See accompanying Notes  to Portfolio of Investments.

Portfolio of Investments (unaudited)  (concluded)
As of June 30, 2024
abrdn World Healthcare Fund

	Number of Contracts (100 shares each)	Notional Amount ($)	Value ($)
Option Contracts Written—(0.1)%
Call Options Written—(0.1)%
Amgen, Inc. Jul24 320 Call	19	(608,000)	(1,596)
Ardelyx, Inc. Jul24 7 Call	1,275	(892,500)	(95,625)
Argenx SE Jul24 470 Call	13	(611,000)	(1,820)
Becton Dickinson & Co. Jul24 240 Call	25	(600,000)	(4,550)
Biogen, Inc. Jul24 225 Call	27	(607,500)	(23,085)
Biogen, Inc. Jul24 240 Call	77	(1,848,000)	(15,400)
Boston Scientific Corp. Jul24 80 Call	75	(600,000)	(2,250)
Charles River Laboratories International, Inc. Jul24 220 Call	27	(594,000)	(4,455)
Danaher Corp. Jul24 260 Call	23	(598,000)	(575)
Dexcom, Inc. Jul24 115 Call	52	(598,000)	(5,616)
Elevance Health, Inc. Jul24 550 Call	22	(1,210,000)	(21,076)
Gilead Sciences, Inc. Jul24 71 Call	320	(2,272,000)	(2,240)
HCA Healthcare, Inc. Jul24 350 Call	17	(595,000)	(1,292)
IDEXX Laboratories, Inc. Jul24 520 Call	11	(572,000)	(2,882)
Insulet Corp. Jul24 210 Call	60	(1,260,000)	(18,600)
IQVIA Holdings, Inc. Jul24 220 Call	27	(594,000)	(6,156)
Medtronic PLC Jul24 82.5 Call	72	(594,000)	(936)
Merck & Co., Inc. Jul24 135 Call	44	(594,000)	(132)
Molina Healthcare, Inc. Jul24 310 Call	19	(589,000)	(4,750)
ResMed, Inc. Jul24 220 Call	27	(594,000)	(621)
Sanofi SA Jul24 47.5 Call	645	(3,063,750)	(135,450)
Stryker Corp. Jul24 350 Call	17	(595,000)	(3,060)
Teva Pharmaceutical Industries Ltd. Jul24 17 Call	352	(598,400)	(1,408)
UnitedHealth Group, Inc. Jul24 490 Call	24	(1,176,000)	(43,656)
Zoetis, Inc. Jul24 170 Call	35	(595,000)	(26,005)
Total Call Options Written (Premiums received $(278,902))			(423,236)

See accompanying Notes  to Portfolio of Investments.

Notes to Portfolio of Investments
June 30, 2024 (unaudited)

1.    Summary of Significant Accounting Policies
a.    Security Valuation:
The Fund values its securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date. Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board") designated abrdn as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments for which market quotations are not readily available or deemed unreliable.
Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size and the strategies employed by the Valuation Designee generally trade in round lot sizes. In certain circumstances, some trades may occur in smaller “odd lot” sizes which may be effected at lower, or higher, prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost, if it represents the best approximation of fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.
Equity securities that are traded on an exchange are valued at the last quoted sale price or the official close price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price.
Convertible preferred shares, warrants or convertible note interests in Venture Capital Securities, milestone interests, and other restricted securities are typically valued in good faith, based upon the recommendations made by the PV Valuation Committee or the Valuation Designee pursuant to fair valuation policies and procedures approved by the Board.
Derivative instruments are valued at fair value. Exchange-traded futures are generally Level 1 investments and centrally cleared swaps and forwards are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9- and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Futures contracts are valued at the settlement price or at the last bid price if no settlement price is available. Swap agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows). When market quotations or exchange rates are not readily available, or if the Adviser concludes that such market quotations do not accurately reflect fair value, the fair value of the Fund’s assets are determined in good faith in accordance with the Valuation Procedures.
Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is generally determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.
In the event that a security’s, other than a Venture Capital Security, market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Adviser may be classified as Level 2 or Level 3 depending on the nature of the inputs.
5

Notes to Portfolio of Investments  (concluded)
June 30, 2024 (unaudited)

Venture Capital Securities are valued based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs considered may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company's financial statements, products, intended markets or technologies; (iii) the price of the same or similar security negotiated at arm's length in an issuer's completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual terms. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.
Open-end mutual funds are valued at the respective NAV as reported by such company. The prospectuses for the registered open-end management investment companies in which the Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time (defined below). A security using any of these pricing methodologies is generally determined to be a Level 1 investment.
The three-level hierarchy of inputs is summarized below:
Level 1 - quoted prices (unadjusted) in active markets for identical investments;
Level 2 - other significant observable inputs (including valuation factors, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk, etc.); or
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Level 3 investments are valued using significant unobservable inputs. The Fund may also use a discounted cash flow based valuation approach in which the anticipated future cash flows of the investment are used to estimate the current fair value. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
6